Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entities
5. Variable Interest Entities
Consolidated Variable Interest Entities
As of December 31, 2021, the Company had consolidated three variable interest entities (“VIEs”): Cooksonia, LLC (“Cooksonia”), Verb and Ayana Bio, LLC (“Ayana”), as the Company holds variable interests in and was deemed to be the primary beneficiary of the VIEs. The other investors’ equity interests in the consolidated VIEs are presented as non-controlling
interests in the accompanying condensed consolidated financial statements.
The Company holds a 70% equity interest in Cooksonia, which was formed by the Company and certain other investors for the purposes of holding the Company’s investment in Joyn. The Company concluded that it holds a variable interest in and is the primary beneficiary of Cooksonia as it controls the most significant activities of Cooksonia by controlling 100% of the board of directors of Cooksonia and holds a controlling financial interest in Cooksonia. As a result, the Company has consolidated the financial statements of Cooksonia in accordance with ASC 810,
Consolidation
(“ASC 810”) into its financial statements and has recognized a non-controlling
interest associated with the minority equity interest held by other investors of Cooksonia, which together hold the remaining 30% equity interest in Cooksonia.
As of December 31, 2021, the Company held an interest in 9,000,000 common units (representing 100% of common units at inception) in each of Ayana and Verb, two Platform Ventures formed in September 2021 by the Company and certain of its investors. The Company has agreed to provide Ayana and Verb with certain licenses to intellectual property for use in the development or production of products that the parties agree to research and develop under technical development plans (“TDPs”). Additionally, in September 2021, Ayana and Verb entered into a Series A Preferred Unit Purchase Agreement under which each entity sold 9,000,000 Series A preferred units to certain of the Company’s investors for aggregate proceeds of approximately $30.0 million each. During 2021, the Company concluded that it held a variable interest in and was the primary beneficiary of Ayana and Verb as it controlled the most significant activities of these entities. These conclusions were reached because, as of the primary beneficiary assessment dates in 2021, for both Verb and Ayana: (i) the Company had substantive control of the board of directors; (ii) all capital contributions were made by related parties of Ginkgo; and (iii) Ginkgo or its related parties comprised the entirety of the Joint Steering Committee, the governing body which holds significant oversight with respect to the entities’ research and development programs.
As of June 30, 2022, there has been no change in the consolidation status of Cooksonia and Ayana. During the first quarter of 2022, Verb hired a new chief executive officer who was not an affiliate, related party or agent of Ginkgo. The chief executive officer was also appointed to Verb’s Joint Steering Committee and board of directors. As a result, the Company concluded it no longer had substantive control of the board of directors or the Joint Steering Committee. Accordingly, the Company concluded that it was no longer the primary beneficiary of Verb as it no longer controlled the most significant activities of the entity. As a result of this change in the primary beneficiary determination, the Company deconsolidated the entity in the first quarter of 2022 and recorded a gain on deconsolidation of $15.9 million in the condensed consolidated statements of operations and comprehensive loss equal to the fair value of the retained interest as of the deconsolidation date. The fair value of the retained interest was determined using the option pricing method. The option pricing method used a back-solve methodology to infer the total equity value based on the pricing of the Series A preferred unit financing given the proximity of the deconsolidation event to the financing.
Subsequent to the deconsolidation, Verb and Ginkgo jointly agree on TDPs, through equal representation on the Joint Steering Committee, under which the Company will perform agreed-upon research and development services in return for consideration on a cost-plus basis for all services provided. Ginkgo has agreed to provide Verb with licenses to certain of its intellectual property for use in the development, production and commercialization of Verb’s products under the TDPs. The Company’s common unit investment in Verb is accounted for as an equity method investment, and accordingly, Verb is a related party of Ginkgo. The initial carrying value of the equity method investment in Verb was equal to the fair value of the retained interest of $15.9 million as of the deconsolidation date. The Series A preferred units issued by Verb receive a liquidation preference prior to common units. As such, the Company concluded that this represents a substantive profit-sharing arrangement, and the Company is recognizing earnings and losses on the equity method investment using the HLBV method. The Company recorded a $15.9 million loss on its equity method investment in Verb in the first quarter of 2022 due to a basis difference associated with in-process
research and development identified as part of the initial accounting for the equity method investment. This loss reduced the carrying value of the equity method investment in Verb to zero. There is no commitment for the Company to provide further financial support to Verb, and therefore the carrying value of the equity method investment will not be reduced below zero.
The following table presents the carrying amounts and classification of the VIEs’ assets and liabilities included in the condensed consolidated balance sheet (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Cash and cash equivalents	$26,950	$58,025
Prepaid expenses and other current assets	6,642	737
Equity method investments	1,283	11,694
Property and equipment, net	130	—
Other non-current assets	3	—

Total assets	$35,008	$70,456

Accounts payable	$62	$188
Accrued expenses and other current liabilities	85	440

Total liabilities	$147	$628

Unconsolidated Variable Interest Entities
With respect to the Company’s investments in Motif, Allonnia, Genomatica, Arcaea, Verb (subsequent to the deconsolidation) and BiomEdit (collectively “Unconsolidated VIEs”), the Company has concluded these entities represent VIEs. However, although the Company may have board representation and is involved in the ongoing development activities of the entities via its participation on joint steering committees, the Company has concluded that it is not the primary beneficiary of these entities. This conclusion is supported by the fact that: (i) it does not control the board of directors of any of the Unconsolidated VIEs, and no voting or consent agreements exist between the Company and other members of each respective board of directors or other investors, (ii) the holders of preferred security interests in the Unconsolidated VIEs hold certain rights that require their consent prior to the taking of certain actions, which include certain significant operating and financing decisions, and (iii) the Company’s representation on the joint steering committee of each respective entity does not give it control over the development activities of any of the Unconsolidated VIEs, as all votes must pass by consensus and there are no agreements in place that would require any of the entities to vote in alignment with the Company. As the Company’s involvement in the Unconsolidated VIEs does not give it the power to control the decisions with respect to their development or other activities, which are their most significant activities, the Company has concluded that it is not the primary beneficiary of the Unconsolidated VIEs.
With respect to Cooksonia’s investment in Joyn, as Cooksonia does not control Joyn’s board of directors, it does not have the power to control the decisions related to the development activities of Joyn, which are its most significant activities. Accordingly, the Company has concluded that Cooksonia is not the primary beneficiary of Joyn. The Company has provided financial support to Joyn in the amount of $6.5 million during the three months ended June 30, 2022 in the form of convertible promissory notes (see Note 14), which was deemed necessary to fund Joyn’s operations. The Company has a remaining funding commitment of $3.5 million to Joyn as of
June 30, 2022 under the convertible note agreement. The Company’s financial exposure to Joyn consists of the carrying value of its equity method investment in Joyn, the unpaid principal balance plus accrued interest of the convertible notes and future financial commitments of $3.5 million.
Additionally, the Company holds equity interests in certain privately-held entities that are not consolidated as the Company is not the primary beneficiary. As of June 30, 2022 and December 31, 2021, the maximum risk of loss related to the Company’s unconsolidated VIEs was limited to the carrying value of its investment in such entities.
Refer to Notes 4 and 12 for additional details on the Company’s investments and equity method investments.

11. Variable Interest Entities
Consolidated Variable Interest Entities
As of December 31, 2021, the Company has consolidated three VIEs: Cooksonia, Ayana Bio, LLC (“Ayana”) and Verb Biotics, LLC (“Verb”), as the Company holds variable interests in and was deemed to be the primary beneficiary of the VIEs. The other investors’ equity interests in the consolidated VIEs are presented as non-controlling
interests in the accompanying consolidated financial statements.
The Company holds a 70% equity interest in Cooksonia, which was formed by the Company and certain other investors for the purposes of holding the Company’s investment in Joyn. The Company concluded that it holds a variable interest in and is the primary beneficiary of Cooksonia as it controls the most significant activities of Cooksonia by controlling 100% of the board of directors of Cooksonia and holds a controlling financial interest in Cooksonia. As a result, the Company has consolidated the financial statements of Cooksonia in accordance with ASC 810,
Consolidation
(“ASC 810”) into its consolidated financial statements and has recognized a non-controlling
interest associated with the minority equity interest held by other investors of Cooksonia, which together hold the remaining 30% equity interest in Cooksonia.
The Company holds an interest in 9,000,000 common units (representing 100% of common units at inception) in each of Ayana and Verb, two Platform Ventures formed in September 2021 by the Company and certain of its investors. The Company has also provided Ayana and Verb with certain licenses to intellectual property for use in the development or production of products that the parties agree to research and develop under technical development plans. Additionally, in September 2021, Ayana and Verb entered into a Series A Preferred Unit Purchase Agreement under which each entity sold 9,000,000 Series A preferred units to certain of the Company’s investors for aggregate proceeds of approximately $30.0 million each. The Company concluded that it holds a variable interest in and is the primary beneficiary of Ayana and Verb as it controls the most significant activities of these entities. These conclusions were reached because, as of the primary beneficiary assessment date, for both Verb and Ayana: (i) the Company has substantive control of the board of directors; (ii) all capital contributions were made by related parties of New Ginkgo; and (iii) New Ginkgo or its related parties comprise the entirety of the Joint Steering Committee, the governing body which holds significant oversight with respect to the entities’ research and development programs.

The following table presents the carrying amounts and classification of the VIEs’ assets and liabilities included in the Consolidated Balance Sheets:

	As of December 31,
	2021	2020

Cash and cash equivalents	$58,025	$—
Prepaid expenses and other current assets	737	—
Equity method investments	11,694	28,924

Total assets	$70,456	$28,924

Accounts payable	$188	$—
Accrued expenses and other current liabilities	440	—

Total liabilities	$628	$—

Unconsolidated Variable Interest Entities
With respect to the Company’s investments in Motif, Allonnia, Genomatica and Arcaea, the Company has concluded these entities represent VIEs. However, although the Company holds board representation and is involved in the ongoing development activities of the entities via its participation on joint steering committees, the Company has concluded that it is not the primary beneficiary of these entities. This conclusion is supported by the fact that: (i) it does not control the board of directors of any of Motif, Allonnia, Genomatica or Arcaea, and no voting or consent agreements exist between the Company and other members of each respective board of directors or other investors, (ii) the holders of preferred security interests in Motif, Allonnia, Genomatica and Arcaea hold certain rights that require their consent prior to the taking of certain actions, which include certain significant operating and financing decisions, and (iii) the Company’s representation on the joint steering committee of each respective entity does not give it control over the development activities of any of Motif, Allonnia, Genomatica or Arcaea, as all votes must pass by consensus and there are no agreements in place that would require any of the entities to vote in alignment with the Company. As the Company’s involvement in Motif, Allonnia, Genomatica and Arcaea does not give it the power to control the decisions with respect to their development or other activities, which are their most significant activities, the Company has concluded that it is not the primary beneficiary of Motif, Allonnia, Genomatica or Arcaea.
With respect to Cooksonia’s investment in Joyn, as Cooksonia does not control Joyn’s board of directors, it does not have the power to control the decisions related to the development activities of Joyn, which are its most significant activities. Accordingly, the Company has concluded that Cooksonia is not the primary beneficiary of Joyn.
Additionally, the Company holds equity interests in certain privately-held companies that are not consolidated as the Company is not the primary beneficiary. As of December 31, 2021 and 2020, the maximum risk of loss related to the Company’s unconsolidated VIEs was limited to the carrying value of its investment in such entities.
Refer to Notes 10 and 20 for additional details on the Company’s investments and equity method investments.